Item G.1.b.iv.  Information called for by Item 405 of Regulation S-K:

Delinquent Section 16(a) Reports

Section 16(a) of the 1934 Act and Section 30(h) of the 1940 Act, as applied to the Fund, require the Fund's officers and Directors, certain officers and directors of the Investment Adviser, affiliates of the Investment Adviser, and persons who beneficially own more than 10% of the Fund's outstanding securities to electronically file reports of ownership of the Fund's securities and changes in such ownership with the SEC and the NYSE American.

Based solely upon the Fund's review of the copies of such forms filed on EDGAR or written representations from reporting persons that all reportable transactions were reported, to the knowledge of the Fund, for the fiscal year ended December 31, 2022, the Fund's officers, Directors and greater than 10% owners timely filed all reports they were required to file under Section 16(a), except that (i) late Form 3 filings were submitted for Robert Hepp and Andrew Kim following their respective appointments as Vice Presidents of the Fund; and (ii) late Form 3 filings were submitted for Grant Hotson and Neil Slater in connection with their respective appointments as directors of the Fund’s investment adviser.